Other Non-Current Receivables (Details) - Schedule of other non-current receivables - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Schedule Of Other Non Current Receivables [Abstract]
Receivables with shareholders	$ 8,070,000
Total Other Non-Current receivables	$ 8,070,000